Consolidated Statements of Operations and Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2023
Consolidated Statements of Operations and Comprehensive Loss (Tables) [Line Items]
Schedule of Revenues	Revenues
	2023	2022	2021
		(in €)
Revenues	63,089	—	—
Total	63,089	—	—

Schedule of Cost of sales	Cost of sales
	2023	2022	2021
		(in €)
Cost of Sales	532,262	—	—
Total	532,262	—	—

Schedule of Sales and Marketing Expenses	Sales and marketing expenses
	2023	2022	2021
	(in €)
Third-party expenses	1,851,158	—	—
Employee benefits expenses	1,040,587	—	—
of which equity-settled share-based payment expense	67,462
Legal and consulting fees	1,054,971	—	—
Other expenses	54,583	—	—
Total sales and marketing expenses	4,001,299	—	—

Schedule of Research and Development Expenses	Research and development expenses increased in 2023 compared to 2022 by €3.5 million. The table below shows the composition of research and development expenses.
	2023	2022	2021
		(in €)
Third-party services	31,802,983	28,543,503	28,247,081
of which clinical material and related manufacturing services	18,109,345	16,194,152	6,615,840
of which clinical, pre-clinical studies	13,693,638	12,349,351	21,631,240
Employee benefits expenses	6,776,853	6,957,866	5,941,813
of which equity-settled share-based payment expense	1,500,670	2,456,571	1,622,898
Legal and consulting fees	1,758,283	1,690,448	1,074,710
Other expenses	686,012	334,273	434,331
Total	41,024,131	37,526,090	35,697,935

Schedule of General and Administrative Expenses	General and administrative expenses decreased by €2.2 million in 2023 from the prior year, predominantly due to lower costs from equity-settled share-based payments.
	2023	2022	2021
		(in €)
Employee benefits expenses	5,392,905	7,125,798	6,500,680
of which equity-settled share-based payment expense	1,846,356	3,587,785	2,709,307
Legal and consulting fees	3,239,809	3,104,624	2,065,423
Insurance expenses	1,934,880	2,330,624	1,615,920
Depreciation & amortization expense	507,905	526,325	551,566
Compensation expense for non-executive directors	305,984	248,724	271,248
Other expenses	1,247,273	1,533,469	979,884
Total	12,628,756	14,869,564	11,984,722

Schedule of Other Income	Other income decreased in 2023, compared to the prior year, due to the incurrence of less expenses eligible for reimbursement under the grant and the end of the grant period on June 30, 2023.
	2023	2022	2021
		(in €)
Other income from government grants	13,155,250	20,116,542	—
Further other income	64,454	42,627	54,221
Total	13,219,704	20,159,169	54,221

Schedule of Employee Benefits Expenses	The following table shows the items of employee benefits expenses:
	2023	2022	2021
		(in €)
Wages and salaries	8,192,143	6,863,423	6,919,166
Social security contributions (employer’s share)	944,712	672,534	671,697
Equity-settled share-based payment expenses (see Note C.10. Share-based payments)	3,414,488	6,044,356	4,332,205
Other	659,002	503,351	519,425
Total	13,210,345	14,083,664	12,442,493

Schedule of Net Financial Result	Net financial result
	2023	2022	2021
		(in €)
Interest income	3,804,827	608,679	109,391
Interest expenses	(16,538)	(23,303)	(10,714)
Interest on lease liabilities	(19,090)	(21,947)	(14,055)
Financial result	3,769,199	563,429	84,622

Foreign exchange income	5,529,389	6,924,697	5,569,836
Foreign exchange expense	(7,371,261)	(4,482,399)	(3,605,701)
Foreign exchange result	(1,841,872)	2,442,298	1,964,135

Other financial result	313,240	(252,471)	(44,000)
Net financial result	2,240,566	2,753,256	2,004,757

Schedule of Share-Based payments	In the course of its historical financing rounds prior to 2016, InflaRx GmbH established equity-settled share-based payment programs. Those InflaRx GmbH options were converted into options for ordinary shares of InflaRx N.V. in November 2017:
	2023 Options	2023 WAEP*	2022 Options	2022 WAEP*
Outstanding at January 1	148,433	€0.01	148,433	€0.01
Exercised during the year	—	—	—	—
Outstanding at December 31	148,433	€0.01	148,433	€0.01
Exercisable at December 31	148,433	€0.01	148,433	€0.01
*	Weighted average share price (WAEP)

Schedule of Share-based payments	Other significant inputs into the model are as follows (weighted average):
Share options granted	Options	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2021
January 4	839,260	$4.53	0.8133	€3.68	$5.14	1.35	5.31	0.5%
January 4	31,668	$4.57	0.8133	€3.72	$5.14	1.35	5.50	0.5%
July 2	327,436	$2.64	0.8458	€2.23	$2.99	1.35	5.31	0.98%
July 2	20,710	$2.66	0.8458	€2.25	$2.99	1.35	5.49	1.01%
	1,219,074
Share options granted	Options	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2022
January 12	1,516,666	$3.66	0.8795	€3.22	$4.13	1.35	5.31	1.57%
January 12	45,000	$3.68	0.8795	€3.24	$4.13	1.35	5.50	1.59%
Repricing, April 13	—	$1.20-$1.63	0.9237	€1.11-€1.50	$1.86	1.35	1.83-4.94	2.60%
November 21	405,000	$2.04	0.9760	€1.99	$2.44	1.35	4.0	4.15%
	1,966,666

Share options granted	Number	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2023
January 24	1,454,250	$2.11	0.9008	€1.90	$2.37	1.35	5.30	3.571%
January 24	52,500	$2.13	0.9008	€1.92	$2.37	1.35	5.50	3.565%
May 31	60,500	$3.61	0.9361	€3.38	$4.19	1.35	4.50	3.820%
July 7	57,000	$3.59	0.9184	€3.30	$3.89	1.46	5.50	4.320%
July 7	100,000	$3.64	0.9184	€3.34	$3.89	1.46	6.10	4.286%
July 19	4,000	$3.55	0.8911	€3.16	$3.99	1.46	5.50	4.320%
September 18	7,500	$3.15	0.9378	€2.95	$3.54	1.46	5.50	4.320%
	1,735,750

2016 Plan [Member]
Consolidated Statements of Operations and Comprehensive Loss (Tables) [Line Items]
Schedule of Share-based payments	Those InflaRx GmbH options were converted into options for ordinary shares of the Company in November 2017:
	2023 Options	2023 WAEP*	2022 Options	2022 WAEP*
Outstanding at January 1	888,632	$1.86/€1.74	888,632	$3.35/€2.96
Exercised during the year	—		—
Outstanding at December 31	888,632	$1.86/€1.68	888,632	$1.86/€1.74
Exercisable at December 31	888,632	$1.86/€1.68	888,632	$1.86/€1.74
*	Conversion rates used for one €: December 31,2023 $0.9050, average rate 2023 $0.9246, December 31,2022 $0.9376, average rate 2022 $0.9489

2017 Plan [Member]
Consolidated Statements of Operations and Comprehensive Loss (Tables) [Line Items]
Schedule of Share-Based payments	In conjunction with the closing of its initial public offering, InflaRx N.V. established a new incentive plan (the “2017 Plan”). The initial maximum number of ordinary shares available for issuance under equity incentive awards granted pursuant to the 2017 Plan equals 2,341,097 ordinary shares. On January 1, 2021 and on January 1 of each calendar year thereafter, an additional number of shares equal to 4% of the total outstanding ordinary shares on December 31 of the immediately preceding year (or any lower number of shares as determined by the Board of Directors) will become available for issuance under equity incentive awards granted pursuant to the 2017 Plan:
	2023 Options	2023 WAEP*	2022 Options	2022 WAEP*
Outstanding at January 1	4,985,523	$1.97 /€1.84	3,170,046	$3.95 /€3.49
Granted during the year	1,735,750	$2.58/€2.39	1,966,666	$1.98 / €1.88
Forfeited during the year	(31,000)	$2.70/€2.50	(136,259)	$2.22 /€2.11
Exercised during the year	(105,327)	$2.16/€2.00	(14,930)	$1.86 /€1.76
Outstanding at December 31	6,584,946	$2.12/€1.92	4,985,523	$1.97 /€1.84
Exercisable at December 31	5,577,384	$2.01/€1.82	4,157,148	$1.93 /€1.81
*	Conversion rates used for one €: December 31,2023 $0.9050, average rate 2023 $0.9246, December 31, 2022 $0.9376, average rate 2022 $0.9489